SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	₽ 63,181	₽ 54,149	₽ 48,737
Advertising and marketing expenses	14,145	12,539	10,652
General and administrative expenses	8,961	8,050	7,498
Dealers commission	4,434	3,434	3,385
Universal service fund	3,887	3,813	3,670
Consulting expenses	3,464	3,614	3,409
Cash collection commission	3,130	3,533	3,645
Taxes other than income tax	2,492	1,062	1,844
Other personnel expenses	2,431	1,845	1,539
Utilities and maintenance	1,885	2,550	2,255
Other	1,391	1,446	1,168
Total	₽ 109,401	₽ 96,035	₽ 87,802